Related parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related parties

20. Related parties

Note 1.2 provides information about the Group’s structure, including details of the subsidiaries and the holding company. The following provides the total amount of transactions that have been entered into with related parties for the relevant financial year.

Charité Research Organisation GmbH (Charité CRO)

Dr. Knolle, who served as Chief Scientific Officer and Chief Operating Officer since the Company's inception up to September 30, 2023, was a member of the board of Charité Research Organisation GmbH, or Charité CRO until February 28, 2022. The Company has entered into a service contract with Charité CRO according to which Charité CRO provides services supporting research for the Company. In fiscal years 2023 and 2022, payments to Charité CRO with respect to this service contract amounted to €0.5 million and €0.4 million, respectively.

Key management personnel compensation

	2024	2023	2022
	€	€	€
Short term employee benefits	5,291,290	4,467,603	3,461,860
Post employee benefits	263,873	189,996	148,678
Share-based payments	9,012,222	6,252,492	6,524,726
Total	14,567,385	10,910,091	10,135,264

At 31 December 2024, 2023 and 2022, no short-term employee benefits have been capitalized.

The Group engages a management entity for the purpose of providing key management services and/or strategic advisory services to the Company. This management entity is considered a related party, as it provides key management advisory services and exercises key management functions. The aggregate amount of expense recognized in the consolidated statements of loss and comprehensive loss related to this related party for the 2024, 2023 and 2022 fiscal years were €0.8 million, €0.6 million and €0.6 million, respectively.

During 2023 and 2022, Dr. Jochen Knolle received €0.5 million and €0.6 million under his consulting agreement with the Company, while serving as the Company’s Chief Scientific Officer (“CSO”). In late 2023, he relinquished the CSO title but remains a consultant.

At December 31, 2024, 2023 and 2022, the aggregate amounts payable to key management personnel were €1.5 million, €1.4 million and €1.2 million, respectively.